Share-based payments - Grant Date Fair Value (Details) - 2010 Plan - $ / shares	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Time Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in dollars per share)	$ 4.20	$ 4.10
Performance Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in dollars per share)	$ 4.40	$ 4.30